Old Mutual Funds II
Supplement Dated October 13, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Heitman REIT Fund” on page 73 of the Prospectus:

Old Mutual Heitman REIT Fund

Michael K. Moran serves as Vice President and Assistant Portfolio Manager, positions he has held since July 2009.  Mr. Moran has also served as Assistant Vice President and Securities Analyst from June 2006 to July 2009.  Prior to joining Heitman, Mr. Moran served as Development Associate at RHS Development from October 2004 to May 2006.

Timothy J. Pire, CFA, serves as Managing Director and Lead Portfolio Manager, positions he has held since July 1999.

Jeffrey D. Yurk serves as Vice President and Assistant Portfolio Manager, positions he has held since July 2009.  Mr. Yurk has also served as Assistant Vice President and Securities Analyst from February 2004 to July 2009.

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Distributed by Old Mutual Investment Partners
R-09-600  10/2009

Old Mutual Funds II
Supplement Dated October 13, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II dated July 29, 2009, as supplemented (the “Prospectus”).  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus free of charge by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “The Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Heitman REIT Fund” on page 91 of the Prospectus:

Old Mutual Heitman REIT Fund

Michael K. Moran serves as Vice President and Assistant Portfolio Manager, positions he has held since July 2009.  Mr. Moran has also served as Assistant Vice President and Securities Analyst from June 2006 to July 2009.  Prior to joining Heitman, Mr. Moran served as Development Associate at RHS Development from October 2004 to May 2006.

Timothy J. Pire, CFA, serves as Managing Director and Lead Portfolio Manager, positions he has held since July 1999.

Jeffrey D. Yurk serves as Vice President and Assistant Portfolio Manager, positions he has held since July 2009.  Mr. Yurk has also served as Assistant Vice President and Securities Analyst from February 2004 to July 2009.

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Distributed by Old Mutual Investment Partners
R-09-601  10/2009

Old Mutual Funds II
Supplement Dated October 13, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information of Old Mutual Funds II dated July 29, 2009, as supplemented (the “SAI”).  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following is added to Exhibit C of the SAI under the section entitled “Portfolio Manager Disclosure – Investments in Each Fund” beginning on page EXH-C-1:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Michael K. Moran^	Heitman REIT Fund	None
Jeffrey D. Yurk^	Heitman REIT Fund	None
^	Indicates new portfolio manager. Dollar Range of Investments in Each Fund is as of July 31, 2009.

The following is added to Exhibit C of the SAI under the section entitled “Portfolio Manager Disclosure – Other Managed Accounts” beginning on page EXH-C-9:

NAME OF PORTFOLIO MANAGER	NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER AND TOTAL ASSETS IN EACH CATEGORY
Michael K. Moran^	4 Registered Investment Companies with $320 million in total assets under management.
7 Other Pooled Investment Vehicles with $901 million in total assets under management.
1,727 Other Accounts with $687 million in total assets under management, of which 1 account ($68 million) is subject to a performance-based advisory fee.
Jeffrey D. Yurk^	4 Registered Investment Companies with $320 million in total assets under management.
7 Other Pooled Investment Vehicles with $901 million in total assets under management.
1,727 Other Accounts with $687 million in total assets under management, of which 1 account ($68 million) is subject to a performance-based advisory fee.
^	Indicates new portfolio manager. Number of Accounts Managed by Each Portfolio Manager and Total Assets in Each Category is as of July 31, 2009.

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Distributed by Old Mutual Investment Partners
R-09-602  10/2009